Annual Total Returns (Bar Chart) (Invesco Balanced Risk Retirement Now Fund, Class A, Invesco Balanced Risk Retirement Now Fund)	12 Months Ended
May 02, 2011
Invesco Balanced Risk Retirement Now Fund | Class A, Invesco Balanced Risk Retirement Now Fund
Annual Total Returns
'08	(17.45%)
'09	14.53%
'10	7.74%